Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Statement [Line Items]
Number of Options	37,858,334	33,466,112	27,124,446
Number Exercisable	30,783,334
Exercise Price	CAD 1.42	CAD 1.06	CAD 0.48
Expire January 31, 2018 [Member]
Statement [Line Items]
Number of Options	3,600,000
Number Exercisable	3,600,000
Exercise Price	CAD 0.400
Remaining Contractual Life (Years)	0.08
Expire March 12, 2018 [Member]
Statement [Line Items]
Number of Options	333,334
Number Exercisable	333,334
Exercise Price	CAD 1.510
Remaining Contractual Life (Years)	0.19
Expire July 30, 2018 [Member]
Statement [Line Items]
Number of Options	1,450,000
Number Exercisable	1,450,000
Exercise Price	CAD 0.400
Remaining Contractual Life (Years)	0.58
Expire December 19, 2018 [Member]
Statement [Line Items]
Number of Options	250,000
Number Exercisable	250,000
Exercise Price	CAD 0.300
Remaining Contractual Life (Years)	0.97
Expire May 23, 2019 [Member]
Statement [Line Items]
Number of Options	2,625,000
Number Exercisable	2,625,000
Exercise Price	CAD 0.400
Remaining Contractual Life (Years)	1.39
Expire June 2, 2019 [Member]
Statement [Line Items]
Number of Options	750,000
Number Exercisable	750,000
Exercise Price	CAD 0.400
Remaining Contractual Life (Years)	1.42
Expire December 24, 2019 [Member]
Statement [Line Items]
Number of Options	4,550,000
Number Exercisable	4,550,000
Exercise Price	CAD 0.460
Remaining Contractual Life (Years)	1.98
Expire May 27, 2020 [Member]
Statement [Line Items]
Number of Options	4,200,000
Number Exercisable	4,200,000
Exercise Price	CAD 0.500
Remaining Contractual Life (Years)	2.41
Expire September 22, 2020 [Member]
Statement [Line Items]
Number of Options	500,000
Number Exercisable	500,000
Exercise Price	CAD 0.620
Remaining Contractual Life (Years)	2.73
Expire December 16, 2020 [Member]
Statement [Line Items]
Number of Options	4,575,000
Number Exercisable	4,575,000
Exercise Price	CAD 0.640
Remaining Contractual Life (Years)	2.96
Expire June 8, 2021 [Member]
Statement [Line Items]
Number of Options	250,000
Number Exercisable	166,667
Exercise Price	CAD 2.690
Remaining Contractual Life (Years)	3.44
Expire June 23, 2021 [Member]
Statement [Line Items]
Number of Options	5,275,000
Number Exercisable	3,516,666
Exercise Price	CAD 2.650
Remaining Contractual Life (Years)	3.48
Expire December 15, 2021 [Member]
Statement [Line Items]
Number of Options	3,300,000
Number Exercisable	2,200,000
Exercise Price	CAD 2.240
Remaining Contractual Life (Years)	3.96
Expire January 19, 2022 [Member]
Statement [Line Items]
Number of Options	150,000
Number Exercisable	50,000
Exercise Price	CAD 3.300
Remaining Contractual Life (Years)	4.05
Expire April 22, 2022 [Member]
Statement [Line Items]
Number of Options	250,000
Number Exercisable	83,334
Exercise Price	CAD 3.110
Remaining Contractual Life (Years)	4.31
Expire November 13, 2022 [Member]
Statement [Line Items]
Number of Options	1,475,000
Number Exercisable	491,666
Exercise Price	CAD 2.930
Remaining Contractual Life (Years)	4.87
Expire December 14, 2022 [Member]
Statement [Line Items]
Number of Options	4,325,000
Number Exercisable	1,441,667
Exercise Price	CAD 3.390
Remaining Contractual Life (Years)	4.96